Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Household Durables – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	8,806	$ 1,882
TOTAL COMMON STOCKS (Cost $1,887,388)		$1,882

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.91%
Federal Home Loan Mortgage Corporation – 1.83%
Pool G1-8578 3.000%, 12/1/2030	1,075,448	$ 1,137,315
Pool SD-8001 3.500%, 7/1/2049	1,389,102	1,461,165
Pool SD-8003 4.000%, 7/1/2049	751,996	800,492
		3,398,972
Federal National Mortgage Association – 3.08%
Pool AL9865 3.000%, 2/1/2047	851,103	894,779
Pool AS6201 3.500%, 11/1/2045	467,839	499,430
Pool BN6683 3.500%, 6/1/2049	1,112,409	1,170,864
Pool CA1624 3.000%, 4/1/2033	1,455,488	1,542,307
Pool MA3687 4.000%, 6/1/2049	1,502,343	1,598,826
		5,706,206
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,727,457)		$9,105,178
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 3.104%, 10/25/2036(b)	1,942	$ 1,865
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $1,942)		$1,865
US GOVERNMENTS – 33.78%
Sovereign – 33.78%
United States Treasury Bond
4.750%, 2/15/2037	19,535,000	$ 27,730,543
3.500%, 2/15/2039	19,250,000	24,079,795

United States Treasury Note 2.375%, 5/15/2029	10,135,000	10,936,694
TOTAL US GOVERNMENTS (Cost $58,280,658)		$62,747,032
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Principal Amount	Value
CONVERTIBLE BONDS – 1.33%
Technology – 1.33%
MicroStrategy, Inc. 0.000%, 2/15/2027(c)	3,315,000	$ 2,472,990
TOTAL CONVERTIBLE BONDS (Cost $2,310,413)		$2,472,990
CORPORATE BONDS – 55.08%
Automobiles – 2.97%
Ford Motor Credit Co. LLC
5.875%, 8/2/2021	1,850,000	$ 1,859,435
3.350%, 11/1/2022	1,925,000	1,972,932
3.375%, 11/13/2025	1,625,000	1,685,044

		5,517,411
Banks – 9.22%
JPMorgan Chase & Co. 3.655% (3M LIBOR + 3.470%), Perpetual(d)	6,083,000	6,098,208
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(d)	8,525,000	8,439,750
Wells Fargo & Co. 2.100%, 7/26/2021	2,577,000	2,580,272
		17,118,230
Commercial Services & Supplies – 5.87%
Iron Mountain, Inc. 4.875%, 9/15/2027(c)	2,925,000	3,032,216
Prime Security Services Borrower LLC
5.750%, 4/15/2026(c)	3,620,000	3,998,906
6.250%, 1/15/2028(c)	3,635,000	3,866,731

		10,897,853
Consumer Products – 5.44%
Avon Products, Inc. 6.500%, 3/15/2023	5,925,000	6,371,597
Travel + Leisure Co. 6.625%, 7/31/2026(c)	3,295,000	3,733,235
		10,104,832
Containers & Packaging – 1.14%
Sealed Air Corp. 4.000%, 12/1/2027(c)	1,990,000	2,116,862
Electric Utilities – 0.79%
FirstEnergy Corp. 7.375%, 11/15/2031	1,075,000	1,472,223
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Principal Amount	Value
Food, Beverage & Tobacco – 2.03%
Pilgrim's Pride Corp.
5.875%, 9/30/2027(c)	720,000	$ 766,800
4.250%, 4/15/2031(c)	2,905,000	3,010,306

		3,777,106
Health Care Facilities & Services – 2.67%
Tenet Healthcare Corp. 4.875%, 1/1/2026(c)	4,780,000	4,957,816
Homebuilders – 3.50%
PulteGroup, Inc. 5.500%, 3/1/2026	3,920,000	4,576,600
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,919,244
		6,495,844
Media – 1.86%
Charter Communications Operating LLC 4.908%, 7/23/2025	1,325,000	1,501,107
Netflix, Inc. 4.375%, 11/15/2026	1,725,000	1,961,705
		3,462,812
Oil, Gas & Consumable Fuels – 9.69%
BP Capital Markets Plc 3.506%, 3/17/2025	3,375,000	3,691,982
Continental Resources, Inc.
4.500%, 4/15/2023	1,845,000	1,919,870
4.375%, 1/15/2028	1,105,000	1,222,406

Kinder Morgan, Inc. 4.300%, 6/1/2025	1,921,000	2,138,835
Occidental Petroleum Corp.
1.606% (3M LIBOR + 1.450%), 8/15/2022(d)	2,195,000	2,184,105
3.500%, 6/15/2025	1,705,000	1,743,363

Range Resources Corp. 4.875%, 5/15/2025	4,925,000	5,097,375
		17,997,936
Technology – 3.36%
VMware, Inc.
4.500%, 5/15/2025	1,430,000	1,597,032
3.900%, 8/21/2027	4,176,000	4,640,966

		6,237,998
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 6.54%
AT&T, Inc. 3.000%, 6/30/2022	5,235,000	$ 5,352,944
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(c)	1,988,000	2,285,603
Telecom Italia Capital SA 6.375%, 11/15/2033	2,496,000	2,976,480
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,537,244
		12,152,271
TOTAL CORPORATE BONDS (Cost $96,513,708)		$102,309,194
ASSET BACKED SECURITIES – 2.85%
Student Loan – 2.85%
SLM Private Credit Student Loan Trust Series 2004-B, 0.549%, (3M LIBOR + 0.430%), 9/15/2033(d)	1,500,000	$ 1,466,307
SLM Private Credit Student Loan Trust Series 2005-A, 0.429%, (3M LIBOR + 0.310%), 12/15/2038(d)	1,587,399	1,554,101
SLM Private Credit Student Loan Trust Series 2006-A, 0.409%, (3M LIBOR + 0.290%), 6/15/2039(d)	2,342,528	2,275,153
TOTAL ASSET BACKED SECURITIES (Cost $5,057,358)		$5,295,561

	Shares	Value
SHORT-TERM INVESTMENTS – 2.75%
Money Market Funds – 2.75%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	5,106,446	$ 5,106,446
TOTAL SHORT-TERM INVESTMENTS (Cost $5,106,446)		$5,106,446
Total Investments (Cost $177,885,370) – 100.70%		$187,040,148
Liabilities in Excess of Other Assets – (0.70)%		(1,296,926)
Total Net Assets – 100.00%		$185,743,222

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,241,465 which represented 16.28% of the net assets of the Fund.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2021 (Unaudited) (continued)

(e)	The rate shown is the annualized seven day yield as of June 30, 2021.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Bonds and other fixed-income securities (other than repurchase agreements and demand notes) are valued using the bid price on the day of the valuation provided by an independent pricing service.
Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there has been no sales on the valuation date are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
The Trust has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and marketbased yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of June 30, 2021.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the level inputs used, as of June 30, 2021, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Common Stocks	$1,882	$—	$—	$1,882
Asset Backed Securities	—	5,295,561	—	5,295,561
Corporate Bonds	—	102,309,194	—	102,309,194
Government Securities	—	62,747,032	—	62,747,032
Convertible Bonds	—	2,472,990	—	2,472,990
Mortgage Backed Securities	—	9,107,043	—	9,107,043
Short-Term Investments	5,106,446	—	—	5,106,446
Total Investments in Securities	$5,108,328	$181,931,820	$—	$187,040,148
There were no Level 3 securities in the Fund at the beginning or the end of the period ended June 30, 2021.
NOTE 3–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.